Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Stock-based Compensation
Schedule of Stock Option Activity

A summary of stock option activity under the 2023 Equity Incentive Plan (“Plan”) during the six months ended June 30, 2026 is as follows:

	Shares Underlying Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Intrinsic Value
Outstanding at December 31, 2025	67	$91,319.80	8.64	$—
Forfeited	—	19,242.90	—	—
Outstanding at June 30, 2026	67	$93,470.30	7.95	$—
Exercisable at June 30, 2026	22	$150,518.50	7.21	$—

A summary of stock option activity under the Plan is as follows:

	Shares Underlying Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Intrinsic Value
Outstanding at December 31, 2024	13	$323,660.00	8.52	$—
Granted	50	42,090.00	—	—
Expired	—	495,932.00	—	—
Forfeited	—	340,094.00	—	—
Outstanding at December 31, 2025	63	$68,748.00	8.64	—
Exercisable at December 31, 2025	20	$122,069.90	8.15	$—

Summary of Activity with Respect Status of, RSUs

A summary of the RSU activity during the six months ended June 30, 2026 is as follows:

	Units	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2025	2,070	$1,151.10
Granted	4,459	219.60
Vested	(4,213)	409.20
Forfeited	(24)	2,173.00
Outstanding at June 30, 2026	2,292	$691.70

A summary of the activity with respect to, and status of, RSUs during the year ended December 31, 2025 is presented below:

	Units	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2024	170	$3,480.00
Granted	2,978	1,406.00
Vested	(1,005)	2,382.00
Forfeited	(73)	1,698.00
Outstanding at December 31, 2025	2,070	$1,490.00

Schedule of Assumptions Used to Compute Fair Value

The following table summarizes assumptions used to compute the fair value of options granted:

Year Ended December 31,
	2025	2024
Stock price	N/A	$29,200.00 - 61,000.00
Exercise price	N/A	$29,200.00 - 500,000.00
Expected volatility	N/A	61.00 - 62.12%
Expected term (in years)	N/A	5.61 - 6.08
Risk-free interest rate	N/A	4.20 - 4.45%